Stradley Ronon Stevens & Young, LLP
100 Park Avenue
Suite 2000
New York, NY 10017
Telephone 212.812.4124
Fax 646.682.7180
www.stradley.com

Jamie M Gershkow

Partner

jgershkow@stradley.com

212.404.0654

1933 Act Rule 497(j)

1933 Act File No. 033-47287

1940 Act File No. 811-06637

November 2, 2021

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The UBS Funds (the “Trust”)
File Nos. 033-47287 and 811-06637

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), this letter serves as certification that the form of Prospectus that would have been filed under paragraph (c) of Rule 497 would not have differed for UBS US Quality Growth At Reasonable Price Fund and UBS US Dividend Ruler Fund, each a series of the Trust, from those contained in Post-Effective Amendment Nos. 151/152 to the Registration Statement of the Trust, which was filed with the U.S. Securities and Exchange Commission electronically via EDGAR on October 28, 2021, pursuant to Rule 485(b) under the 1933 Act.

Please direct questions or comments relating to the filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Jamie M. Gershkow
Jamie M. Gershkow

Philadelphia, PA • Malvern, PA • Cherry Hill, NJ • Wilmington, DE • Washington, DC • New York, NY • Chicago, IL

A Pennsylvania Limited Liability Partnership